Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Multi-Sector Municipal Income ETF
THIRD QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds   98.8%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.6%
Baldwin County Industrial Development
Authority
Series A (Mandatory Put 11/15/32)
Revenue Bonds
5.000%, 06/01/55
(a)
1,000,000 997,991
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 385,456
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 500,151
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 237,778
4.000%, 09/01/36 525,000 502,163
Total Alabama 2,623,539
Alaska 0.2%
Alaska Housing Finance Corp.
Series A
Revenue Bonds
5.000%, 06/01/31 1,000,000 1,101,551
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 331,240
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,536,143
Maricopa County Industrial Development
Authority
Revenue Bonds
4.000% 01/01/38, Series A 1,720,000 1,636,647
5.000% 12/01/45, Series D 725,000 725,678
4.000% 10/15/47
(a)
1,000,000 775,655
Maricopa County Special Health Care
District
5.000% 07/01/31, Series C 1,280,000 1,352,752
5.000% 07/01/32, Series D 875,000 957,879
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 293,062
Total Arizona 7,609,056
Arkansas 0.4%
Arkansas Development Finance Authority
Revenue Bonds
4.500%, 09/01/49
(a)
2,000,000 1,839,149
Colorado 4.8%
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 166,714
5.000%, 12/01/29 555,000 584,947
5.000%, 11/15/30 2,700,000 2,939,681
5.000%, 12/01/30 150,000 162,413
5.000%, 11/15/32 950,000 1,033,060
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 11/15/37 1,000,000 1,038,500
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 892,662
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34, Series A 1,000,000 1,082,282
5.000% 08/01/35, Series A-1 500,000 520,105
4.000% 08/01/37, Series A 370,000 346,516
4.000% 08/01/38, Series A-1 500,000 461,817
4.000% 11/15/38 830,000 801,506
4.000% 11/01/39, Series A 280,000 257,087
5.000% 11/01/39, Series A 180,000 182,510
5.000% 11/15/41, Series A 250,000 256,274
4.000% 11/15/43, Series A 790,000 676,807
4.000% 08/01/44, Series A-1 1,190,000 1,025,675
5.000% 08/01/44, Series A-2 1,200,000 1,172,688
5.000% 11/01/44, Series A 700,000 686,579
4.000% 11/15/46, Series A 715,000 608,240
4.000% 08/01/49, Series A 500,000 412,817
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,101,293
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 97,371
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,067,456
5.000% 12/15/31, Series A 435,000 475,852
5.000% 12/15/33, Series A 1,000,000 1,076,511
4.000% 12/15/36, Series A 500,000 491,513
3.000% 12/15/37, Series A 250,000 212,665
4.000% 12/15/38, Series A 515,000 486,677
4.000% 03/15/46, Series S 1,000,000 853,485
Total Colorado 21,171,703
Connecticut 4.1%
City of Hartford CT
Revenue Bonds
5.000%, 04/01/29 1,395,000 1,509,613
Connecticut Housing Finance Authority
Series F-1
Revenue Bonds
4.200%, 11/15/39 1,000,000 941,782
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,740,000 1,855,395
5.000% 07/01/35, Series A 265,000 276,587
3.000% 07/01/39, Series A 345,000 262,256
5.000% 12/01/45 775,000 761,843
5.000% 09/01/46, Series A
(a)
500,000 450,616
State of Connecticut
5.000% 09/15/28, Series D 1,000,000 1,076,953
5.000% 09/15/30, Series D 650,000 724,167
5.000% 11/15/32, Series E 670,000 757,565
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 10/01/31, Series B 510,000 544,240

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 05/01/33, Series A 465,000 510,073
5.000% 05/01/35, Series A 950,000 1,029,478
4.000% 05/01/36, Series A 745,000 752,511
4.000% 09/01/36, Series A 750,000 737,355
4.000% 05/01/37, Series A 1,500,000 1,502,900
5.000% 07/01/37, Series A-2 850,000 935,334
5.000% 10/01/37, Series B 1,000,000 1,034,621
4.000% 05/01/38, Series A 1,000,000 989,484
4.000% 11/01/39, Series D 910,000 882,435
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 658,978
Total Connecticut 18,194,186
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 542,813
5.000%, 10/01/40 715,000 727,586
5.000%, 10/01/45 1,205,000 1,187,803
Total Delaware 2,458,202
District of Columbia 1.1%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 482,560
4.000% 07/15/40 130,000 115,650
District of Columbia
5.000% 10/15/32, Series A 200,000 214,764
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/30 200,000 207,216
5.000% 10/01/30, Series A 750,000 815,217
5.000% 10/01/32, Series A 350,000 377,078
5.250% 10/01/45, Series A 1,000,000 1,013,042
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 110,312
0.000% 10/01/37, Series A
(b)
2,500,000 1,361,641
Total District of Columbia 4,697,480
Florida 5.2%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 155,971
5.000%, 12/01/37 285,000 290,598
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,505,226
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/33, Series B 1,000,000 1,124,135
5.000% 07/01/34, Series D 645,000 699,427
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($)
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 385,000 399,528
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 949,653
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 161,346
4.000%, 07/01/39 500,000 453,549
County of Miami-Dade Fl Aviation Revenue,
Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,072,898
5.000%, 10/01/36 2,000,000 2,094,817
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,868,993
County of Palm Beach FL
Revenue Bonds
5.500%, 10/01/45
(a)
1,000,000 1,010,602
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 497,008
Florida Development Finance Corp., Series
A
Revenue Bonds
4.000%, 06/01/36
(a)
400,000 356,034
4.000%, 06/01/41
(a)
200,000 163,519
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
4.000%, 10/01/37 1,400,000 1,303,152
5.000%, 10/01/38 400,000 404,589
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 996,323
4.000%, 10/01/37 1,015,000 1,004,666
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 500,000 422,409
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 841,734
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 196,257
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 465,799

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sarasota County Public Hospital District
Revenue Bonds
4.000%, 07/01/48 1,000,000 820,991
School District of Broward County
Revenue Bonds
5.000% 07/01/34, Series A 250,000 269,766
5.000% 07/01/35, Series B 1,000,000 1,091,777
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 313,572
4.000% 05/01/48 1,000,000 844,446
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 151,555
5.000%, 10/01/34 1,000,000 1,009,633
Total Florida 22,939,973
Georgia 2.5%
Augusta Ga Water & Sewer Revenue
Series A
Revenue Bonds
5.000%, 10/01/34 1,010,000 1,145,524
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 429,744
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 956,271
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,102,037
5.750%, 11/01/29 785,000 887,143
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 875,594
Development Authority for Fulton County
Series A
Revenue Bonds
4.000%, 07/01/49 1,000,000 832,810
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 1,140,000 960,125
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,082,401
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 897,855
State of Georgia
5.000% 07/01/32, Series A-1 545,000 607,862
5.000% 07/01/33, Series A 1,000,000 1,121,172
Total Georgia 10,898,538
Hawaii 0.2%
State of Hawaii
5.000%, 01/01/31 875,000 920,397
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Idaho 0.4%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.250%, 03/01/50 1,345,000 1,344,888
Idaho Housing & Finance Association
Series A
Revenue Bonds
4.050%, 01/01/39 345,000 335,963
Total Idaho 1,680,851
Illinois 7.4%
Chicago Board of Education
0.000% 12/01/31, Series B-1
(b)
220,000 168,037
5.000% 12/01/34, Series A 1,000,000 1,004,315
5.000% 12/01/35, Series A 250,000 249,574
4.000% 12/01/36, Series B 1,200,000 1,085,334
5.000% 12/01/36, Series A 300,000 296,848
5.000% 12/01/37, Series A 600,000 588,857
5.000% 12/01/38, Series A 1,800,000 1,750,206
5.250% 12/01/39, Series C 875,000 858,699
4.000% 12/01/41, Series B 1,000,000 840,398
5.000% 12/01/41, Series A 250,000 236,558
5.000% 12/01/42, Series A 200,000 185,795
4.000% 12/01/43, Series A 1,500,000 1,225,289
5.000% 12/01/46, Series H 1,000,000 889,405
5.000% 12/01/47, Series A 2,000,000 1,787,850
Chicago O'hare International Airport
Series B
Revenue Bonds
5.000%, 01/01/48 2,250,000 2,208,526
Chicago O'Hare International Airport
Series A
Revenue Bonds
4.000%, 01/01/36 195,000 194,237
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 327,018
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,345,632
5.000% 11/01/32, Series B 785,000 861,849
City of Springfield IL Electric Revenue
Revenue Bonds
5.000%, 03/01/39 1,000,000 1,045,425
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 485,016
Illinois Finance Authority
Revenue Bonds
5.000% 07/01/30 710,000 788,930
4.000% 08/15/37, Series A 900,000 853,054
3.000% 10/01/37, Series A 625,000 533,170
4.125% 11/15/37, Series A 235,000 213,929
3.000% 07/15/40, Series A 725,000 577,032
4.000% 08/15/41, Series A 600,000 536,703
5.500% 08/01/43, Series A
(a)
500,000 510,017
4.125% 05/15/47, Series A 1,000,000 846,437

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Illinois Housing Development Authority
Series K
Revenue Bonds
4.950%, 10/01/38 265,000 270,753
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 977,787
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/31, Series C 150,000 163,177
4.000% 12/01/31, Series A 320,000 320,515
5.000% 01/01/36, Series A 705,000 772,715
5.000% 01/01/37, Series A 1,000,000 1,077,466
5.000% 01/01/38, Series A 1,530,000 1,636,702
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 473,741
0.000% 12/15/29, Series A
(b)
160,000 139,306
0.000% 06/15/30
(b)
370,000 314,095
0.000% 06/15/30, Series A
(b)
415,000 354,833
0.000% 12/15/32, Series A
(b)
850,000 640,879
0.000% 06/15/36, Series A
(b)
1,540,000 951,062
0.000% 12/15/36, Series A
(b)
1,750,000 1,049,429
0.000% 12/15/41, Series B
(b)
280,000 121,660
5.000% 06/15/42, Series B 1,000,000 1,010,179
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 251,622
Total Illinois 33,020,061
Indiana 0.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 97,076
Indiana Finance Authority
Series S
Revenue Bonds
5.000%, 10/01/32 1,000,000 1,103,208
Total Indiana 1,200,284
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/34, Series A 650,000 735,391
5.000% 05/15/43, Series A 160,000 152,139
4.000% 08/15/46, Series E 1,000,000 835,272
Total Iowa 1,722,802
Kansas 0.1%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 638,795
Kentucky 0.7%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000% 05/01/36 1,000,000 1,030,532
4.000% 11/01/37, Series A 1,185,000 1,148,466
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Louisville/Jefferson County Metropolitan
Government
Series A
Revenue Bonds
4.000%, 10/01/35 1,000,000 964,618
Total Kentucky 3,143,616
Louisiana 1.2%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 676,489
Louisiana Public Facilities Authority
Revenue Bonds
5.000% 10/15/36, Series A 1,145,000 1,223,236
5.500% 09/01/54 1,000,000 996,671
State of Louisiana, Series E
5.000%, 09/01/30 1,000,000 1,113,820
5.000%, 09/01/33 1,000,000 1,134,226
Total Louisiana 5,144,442
Maine 0.8%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 640,037
Maine Health & Higher Educational
Facilities Authority
Revenue Bonds
5.000% 10/01/38, Series B 645,000 680,709
5.000% 07/01/43, Series A 1,430,000 1,431,620
4.000% 07/01/45, Series A 790,000 665,881
Total Maine 3,418,247
Maryland 1.6%
County of Howard
Series B
5.000%, 02/15/28 225,000 233,199
County of Montgomery
Series A
5.000%, 08/01/30 300,000 334,605
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 271,957
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 563,660
5.500% 01/01/46, Series A 750,000 753,035
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 588,820
State of Maryland
5.000% 03/01/31, Series A 415,000 464,173
5.000% 03/15/31, Series 2 640,000 702,491
5.000% 08/01/31, Series 2 465,000 503,460
5.000% 03/15/32, Series 2 265,000 285,162
5.000% 03/01/33, Series A 1,000,000 1,099,682

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Maryland Department of
Transportation
Series A
Revenue Bonds
5.250%, 08/01/44 1,400,000 1,427,650
Total Maryland 7,227,894
Massachusetts 2.3%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,053,795
5.000% 05/01/31, Series A 915,000 1,027,200
4.000% 11/01/32, Series E 1,000,000 1,017,730
5.000% 07/01/34, Series A 1,000,000 1,136,135
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/36, Series I 150,000 151,591
5.000% 10/01/38 400,000 378,654
4.000% 07/01/40 200,000 163,407
5.250% 08/15/41, Series A 500,000 513,217
5.000% 07/01/43, Series J2 850,000 848,862
5.000% 07/01/44 530,000 504,480
5.250% 08/15/44, Series A 1,000,000 1,003,953
5.250% 08/15/45, Series A 1,000,000 996,001
5.000% 07/01/46 1,000,000 947,551
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 440,132
Total Massachusetts 10,182,708
Michigan 2.4%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 451,734
City of Detroit
5.000% 04/01/35 400,000 407,510
5.000% 04/01/46, Series A 725,000 698,765
Great Lakes Water Authority Water Supply
System Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 1,000,000 1,121,279
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30, Series B 1,000,000 1,014,421
3.125% 12/01/35, Series A 100,000 90,534
5.000% 04/15/37, Series A 335,000 354,192
3.250% 11/15/42 150,000 112,838
4.000% 02/15/44, Series A 1,000,000 862,266
3.000% 12/01/49, Series A 1,000,000 669,901
Michigan State Housing Development
Authority
Revenue Bonds
3.750% 06/01/32, Series A 1,730,000 1,739,151
4.500% 12/01/38, Series B 1,000,000 1,001,660
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,040,251
Total Michigan 10,564,502
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 212,546
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 195,844
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 206,310
City of Woodbury MN
Series A
Revenue Bonds
6.000%, 07/01/65 500,000 475,831
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 753,063
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 928,091
Total Minnesota 2,771,685
Missouri 1.4%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 848,311
4.000% 11/15/42 500,000 447,288
4.000% 07/01/46, Series A 1,600,000 1,373,418
Kansas City Industrial Development
Authority
Revenue Bonds
4.000% 03/01/36 1,000,000 944,381
5.000% 03/01/39, Series B 1,225,000 1,231,244
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 146,193
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 200,527
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 902,279
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 100,519
Total Missouri 6,194,160

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nebraska 0.3%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 600,429
4.100% 09/01/38, Series C 1,000,000 933,559
Total Nebraska 1,533,988
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 963,888
New Jersey 10.1%
Cherry Hill Township School District
3.000%, 08/01/27 700,000 706,368
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 127,484
5.000% 06/15/30, Series B 210,000 224,169
3.125% 07/01/31, Series A 145,000 138,557
5.000% 11/01/33 1,565,000 1,660,727
4.000% 06/15/34, Series QQQ 350,000 351,750
4.000% 07/01/34, Series A 1,065,000 1,033,136
5.000% 11/01/35 400,000 417,692
5.000% 11/01/36, Series A 675,000 713,555
5.000% 06/01/37 715,000 726,146
4.000% 06/15/37, Series QQQ 700,000 671,093
5.000% 06/15/37 1,000,000 1,029,557
4.000% 06/15/44 1,000,000 865,634
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 227,145
4.000% 07/01/35 370,000 366,060
5.000% 10/01/36 1,325,000 1,349,454
5.000% 10/01/37 1,105,000 1,121,585
4.000% 07/01/44 435,000 374,869
4.000% 07/01/45, Series A 1,000,000 871,753
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 494,835
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/27, Series A
(b)
300,000 280,681
0.000% 12/15/29, Series A
(b)
850,000 744,247
0.000% 12/15/30, Series C
(b)
220,000 185,945
5.000% 06/15/31, Series A 470,000 520,267
5.000% 06/15/32, Series A 1,000,000 1,109,244
0.000% 12/15/32, Series A
(b)
1,540,000 1,182,717
0.000% 12/15/32, Series C
(b)
2,205,000 1,710,348
5.000% 12/15/32, Series A 2,215,000 2,346,629
5.000% 06/15/33, Series A 1,000,000 1,080,235
0.000% 12/15/33, Series C
(b)
705,000 525,154
5.000% 06/15/34, Series 2014 250,000 267,656
0.000% 12/15/34, Series A
(b)
945,000 656,171
0.000% 12/15/34, Series C
(b)
250,000 177,581
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/15/34, Series A 1,075,000 1,113,926
4.000% 06/15/35, Series AA 400,000 396,554
5.000% 06/15/35, Series AA 2,000,000 2,144,100
0.000% 12/15/35, Series A
(b)
165,000 108,379
4.000% 06/15/36, Series A 850,000 830,740
4.000% 06/15/36, Series AA 1,510,000 1,470,561
5.000% 06/15/36, Series AA 945,000 999,357
4.000% 06/15/37, Series BB 250,000 238,804
5.000% 06/15/37, Series CC 725,000 772,603
5.000% 06/15/38, Series CC 1,705,000 1,799,375
0.000% 12/15/38, Series A
(b)
670,000 364,241
3.250% 06/15/39, Series BB 900,000 761,203
5.250% 06/15/39, Series A 1,000,000 1,067,501
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series B 2,000,000 2,212,296
5.000% 01/01/34, Series B 2,570,000 2,889,777
4.000% 01/01/35, Series G 1,000,000 1,003,523
5.000% 01/01/36, Series G 2,205,000 2,272,653
Total New Jersey 44,704,037
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 595,704
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 378,307
Total New Mexico 974,011
New York 17.2%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 128,385
5.000%, 07/15/42 1,000,000 984,141
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 138,270
City of New York
5.000% 08/01/28, Series 2008
J-5 820,000 879,119
5.000% 08/01/28, Series C 420,000 434,717
5.000% 08/01/30, Series 1 605,000 630,467
5.000% 04/01/31 1,065,000 1,143,578
5.000% 08/01/32, Series C-1 1,130,000 1,226,797
City of New York NY
5.000% 08/01/29, Series A 1,000,000 1,092,125
5.000% 11/01/31, Series B-1 800,000 877,857
Dutchess County Local Development Corp.
Revenue Bonds
3.000% 07/01/36, Series B 320,000 266,585
5.000% 07/01/45, Series A 500,000 480,644
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 810,000 855,985
5.000% 09/01/35 1,200,000 1,251,763
4.000% 09/01/37, Series A 2,500,000 2,460,216
5.000% 09/01/37, Series A 250,000 263,947

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/31, Series C-1 560,000 589,462
5.000% 11/15/32, Series D 1,590,000 1,671,595
4.000% 11/15/35, Series C-1 850,000 843,022
5.000% 11/15/35, Series A 725,000 795,137
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 240,000 238,736
2.000% 11/01/35, Series D-1B 370,000 288,972
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,049,037
5.000% 06/15/28, Series BB-2 1,000,000 1,073,813
5.000% 06/15/28, Series CC-2 880,000 909,696
5.000% 06/15/28, Series EE 775,000 832,347
5.000% 06/15/30, Series AA-2 335,000 374,312
5.000% 06/15/30, Series EE 630,000 703,694
5.000% 06/15/31, Series DD 1,605,000 1,807,899
4.500% 06/15/32, Series A 515,000 522,001
5.000% 06/15/33, Series CC-2 1,000,000 1,140,309
5.000% 06/15/33, Series DD 755,000 833,512
5.000% 06/15/34, Series FF 750,000 791,751
5.000% 06/15/47, Series DD 1,000,000 972,634
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 645,338
2.400%, 11/15/35 350,000 284,952
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 307,332
New York State Dormitory Authority
Revenue Bonds
5.000% 10/01/30, Series A 340,000 347,847
3.000% 10/01/31, Series A 785,000 760,679
2.000% 07/01/33, Series 1 1,060,000 914,645
5.000% 07/01/33, Series A 275,000 294,753
5.000% 10/01/33, Series A 3,965,000 4,360,087
4.000% 10/01/34, Series A 300,000 304,357
5.000% 10/01/34, Series A 2,115,000 2,240,704
4.000% 07/01/35, Series A 2,660,000 2,670,607
5.000% 10/01/35, Series A 870,000 934,763
5.000% 10/01/37, Series A 640,000 681,261
5.000% 05/01/38, Series A 750,000 786,027
4.000% 07/01/38 500,000 481,858
5.000% 10/01/38, Series A 1,225,000 1,288,438
5.500% 11/01/47 500,000 510,909
5.250% 03/15/48, Series A 1,000,000 1,031,526
New York State Environmental Facilities
Corp., Series A
Revenue Bonds
5.000%, 06/15/27 250,000 262,415
5.000%, 06/15/32 660,000 686,366
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,295,000 1,230,737
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 253,134
4.000% 01/01/37, Series B 635,000 633,019
4.000% 01/01/38, Series B 150,000 147,184
4.000% 01/01/41, Series O 1,000,000 939,156
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 229,676
5.000% 12/01/31 1,000,000 1,076,397
5.000% 12/01/32 1,015,000 1,094,259
5.000% 01/01/34 175,000 176,117
5.000% 12/01/34 400,000 422,728
5.000% 10/01/35 1,155,000 1,168,840
5.375% 08/01/36 1,975,000 2,010,904
5.625% 04/01/40 1,000,000 1,025,634
5.000% 10/01/40 1,000,000 982,920
4.000% 12/01/42, Series C 160,000 139,978
4.375% 10/01/45 2,750,000 2,385,080
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 256,251
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 308,269
5.000% 07/15/31, Series 209 300,000 319,658
5.000% 09/15/31, Series 207 500,000 519,488
5.000% 11/15/32 500,000 524,190
5.000% 11/15/33, Series 205 835,000 873,728
5.000% 07/15/34, Series 238 2,045,000 2,194,709
5.000% 07/15/35, Series 222 870,000 935,579
5.000% 07/15/36 1,180,000 1,236,754
4.000% 07/15/38, Series 222 1,000,000 982,280
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 649,375
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 499,887
2.400% 10/01/34, Series 220 140,000 119,313
2.650% 10/01/34, Series 223 250,000 216,645
2.200% 10/01/36, Series 239 560,000 437,239
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,502,672
0.000%, 11/15/32
(b)
220,000 172,761
5.000%, 11/15/36 1,000,000 1,023,597
5.000%, 11/15/38 1,500,000 1,520,963
Total New York 76,556,510
North Carolina 0.7%
City of Charlotte Nc Water & Sewer System
Revenue
Series A
Revenue Bonds
5.000%, 07/01/31 805,000 904,815

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
3.850% 07/01/37, Series B 1,000,000 941,258
3.950% 07/01/38, Series A 515,000 494,248
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 949,329
Total North Carolina 3,289,650
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 807,133
Ohio 3.1%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 247,784
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 892,735
5.000% 02/15/35, Series B 1,000,000 1,061,986
4.000% 02/15/36, Series A 385,000 381,390
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 563,278
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 180,529
Ohio Turnpike & Infrastructure
Commission, Series A-4
Revenue Bonds
5.700%, 02/15/34 285,000 320,811
5.750%, 02/15/35 150,000 169,339
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,675,695
5.000% 12/01/29 1,050,000 1,143,533
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,085,974
5.000% 12/01/33 2,235,000 2,533,045
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 123,522
State of Ohio, Series B
Revenue Bonds
5.000%, 09/15/28 195,000 209,906
5.000%, 11/01/33 1,000,000 1,135,201
4.000%, 01/01/40 600,000 559,770
4.000%, 01/01/46 575,000 495,292
Total Ohio 13,779,790
Oklahoma 0.5%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 205,006
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma County Finance Authority
Revenue Bonds
4.000%, 09/01/38 1,000,000 947,107
Oklahoma Development Finance Authority,
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 490,592
5.250%, 08/15/48 615,000 571,821
Total Oklahoma 2,214,526
Oregon 0.4%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 674,037
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 912,426
Total Oregon 1,586,463
Pennsylvania 5.9%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 786,526
4.000% 07/15/39, Series A 1,000,000 905,370
4.000% 04/01/44, Series A 680,000 572,072
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 955,520
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 90,078
4.000% 09/01/41, Series A 440,000 390,357
Commonwealth of Pennsylvania
4.000%, 09/15/31 505,000 510,947
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,891,680
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 865,253
Delaware Valley Regional Finance Authority
Revenue Bonds
5.750%, 07/01/32 100,000 116,122
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,261
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 312,859
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,388,205
5.000%, 12/31/32 1,000,000 1,058,483
3.125%, 03/15/36 905,000 799,417

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000% 08/15/42 915,000 824,913
4.000% 08/15/44 500,000 438,795
4.250% 11/01/48, Series B-1 500,000 435,194
5.250% 11/01/48, Series B-1 1,435,000 1,451,690
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 479,572
3.650% 10/01/32, Series 122 135,000 135,064
3.550% 10/01/33, Series 127B 360,000 352,163
2.070% 10/01/36, Series 136 100,000 76,509
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 12/01/33 475,000 528,468
5.000% 12/01/33, Series A 1,050,000 1,170,943
5.000% 06/01/36, Series B 1,000,000 1,013,077
5.000% 12/01/38 480,000 513,015
4.000% 12/01/43, Series A 1,500,000 1,336,682
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 314,013
4.000% 05/01/42 1,000,000 619,517
5.000% 09/01/42, Series A 200,000 192,546
4.000% 07/01/49, Series A 1,000,000 839,251
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,172,322
5.000%, 09/01/33 1,130,000 1,270,153
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,458,466
Total Pennsylvania 26,366,503
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 387,348
South Carolina 1.4%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 106,577
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/43, Series A 650,000 650,196
4.000% 12/01/44, Series A 950,000 819,082
4.250% 02/01/48 1,000,000 855,919
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 962,624
5.000% 12/01/33, Series A 1,125,000 1,138,093
5.000% 12/01/37, Series B 930,000 939,261
4.125% 12/01/44, Series B 1,000,000 877,136
Total South Carolina 6,348,888
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Dakota 0.1%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/37 150,000 140,439
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 347,502
Total South Dakota 487,941
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 99,932
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,083,122
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,450,601
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer
Revenue
Revenue Bonds
5.000%, 07/01/34 1,000,000 1,135,827
Total Tennessee 3,769,482
Texas 11.2%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
300,000 268,876
4.750%, 06/15/49
(a)
250,000 221,498
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 246,988
Central Texas Turnpike System
Revenue Bonds
5.000% 08/15/35, Series C 1,335,000 1,465,487
5.000% 08/15/37, Series C 1,000,000 1,073,691
5.000% 08/15/38, Series A 770,000 817,511
5.000% 08/15/38, Series C 1,510,000 1,605,191
City of Austin TX Water & Wastewater
System Revenue
Revenue
Bonds
5.000%, 11/15/30 1,500,000 1,537,457
5.000%, 11/15/33 1,000,000 1,129,338
City of Dallas Tx
Series B
5.000%, 02/15/32 1,000,000 1,115,000

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2025 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 256,894
City of Houston Tx Airport System Revenue
Series B
Revenue Bonds
5.500%, 07/15/37 500,000 515,786
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 400,000 399,886
5.000% 07/01/31, Series A 1,490,000 1,617,058
5.000% 07/01/32, Series A 1,000,000 1,082,804
5.500% 07/15/36, Series B 1,000,000 1,031,493
4.000% 07/15/41, Series B-1 1,450,000 1,244,461
4.500% 07/01/53, Series A 1,000,000 864,129
City of Houston TX Combined Utility
System Revenue
Series A
Revenue Bonds
5.000%, 11/15/34 1,000,000 1,118,002
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 1,001,402
4.000% 02/01/32, Series B 1,000,000 1,051,566
4.000% 02/01/36 750,000 723,648
5.000% 02/01/36 1,130,000 1,190,084
5.000% 02/01/40, Series A 1,385,000 1,448,107
Clear Creek Independent School District
Series A
5.000%, 02/15/33 1,000,000 1,117,447
Collin County Community College District,
Series A
5.000%, 08/15/32 700,000 752,155
5.000%, 08/15/33 490,000 523,924
County of Travis Tx
Series A
5.000%, 03/01/32 635,000 680,050
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 941,398
Dallas College
5.000%, 02/15/33 1,455,000 1,509,170
Dallas County Hospital District
5.000%, 08/15/30 280,000 297,261
Dallas Fort Worth International Airport
Revenue Bonds
5.000% 11/01/32, Series B 1,000,000 1,123,587
4.000% 11/01/34 1,255,000 1,275,124
4.000% 11/01/35, Series A 1,350,000 1,356,243
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 383,083
5.000%, 05/15/35 350,000 365,917
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 109,863
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 08/15/40, Series A 225,000 202,134
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/35 1,000,000 1,121,907
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/34, Series D
(b)
410,000 297,508
4.000% 01/01/37, Series A 465,000 448,959
4.125% 01/01/40, Series A 1,000,000 961,019
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 105,000 99,273
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 547,682
State of Texas
Series B
5.000%, 10/01/31 1,535,000 1,603,213
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 968,218
5.000% 05/15/37 100,000 96,453
5.000% 12/01/43 1,000,000 1,020,411
4.000% 10/01/47 485,000 413,978
Texas Private Activity Bond Surface
Transportation Corp., Series A
Revenue Bonds
4.000%, 12/31/38 1,530,000 1,421,297
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29, Series B 500,000 534,411
5.000% 08/01/30 750,000 832,806
5.000% 10/15/31, Series A 415,000 432,861
5.000% 04/15/32 260,000 280,278
5.000% 08/01/32 500,000 546,054
4.000% 10/15/33, Series A 805,000 810,840
4.000% 10/15/33, Series B 1,000,000 1,013,333
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 783,535
5.000%, 08/01/30 550,000 596,626
3.000%, 08/01/31 1,415,000 1,383,784
Total Texas 49,878,159
Utah 1.4%
City of Salt Lake City Ut Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,103,904
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 104,751
5.000%, 07/01/35 500,000 506,914
5.000%, 07/01/37 1,515,000 1,520,447
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 551,954

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municiapl Income ETF
July 31, 2025 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | 2025
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 07/01/35 1,200,000 1,269,514
5.000%, 07/01/37 500,000 519,593
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 466,304
Total Utah 6,043,381
Virginia 0.5%
Henrico County Economic Development
Authority
Series A
Revenue Bonds
5.000%, 11/01/48 1,000,000 993,702
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 238,231
4.000%, 01/01/38 1,000,000 936,939
Total Virginia 2,168,872
Washington 1.4%
County of King
4.000%, 07/01/30 250,000 255,833
County of King Wa Sewer Revenue
Series A
Revenue Bonds
5.000%, 01/01/34 1,225,000 1,390,127
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 203,167
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,053,336
5.000% 08/01/30, Series
R-2018C 555,000 578,869
5.000% 08/01/31, Series A-1 1,000,000 1,119,971
5.000% 08/01/31, Series
R-2018C 750,000 780,406
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 150,825
5.000% 09/01/45 300,000 292,066
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 212,006
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 97,845
Total Washington 6,134,451
Wisconsin 1.9%
Public Finance Authority
Revenue Bonds
3.375% 10/01/39, Series A 455,000 380,243
5.000% 10/01/44, Series A 1,000,000 992,295
4.000% 01/01/45, Series A 200,000 172,578
4.750% 07/01/45
(a)
500,000 437,079
State of Wisconsin
Series 3
5.000%, 11/01/28 655,000 681,134
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 190,055
4.000% 04/01/39, Series A 1,450,000 1,324,939
4.000% 08/15/41 1,000,000 890,482
3.500% 02/15/46, Series A 690,000 522,038
4.000% 08/15/47 1,200,000 1,007,998
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,289,447
4.375%, 09/01/38 575,000 558,293
Total Wisconsin 8,446,581
Wyoming 0.2%
County of Campbell Wy
Series A
Revenue Bonds
3.625%, 07/15/39 1,270,000 1,098,113
Total Municipal Bonds
(Cost $452,478,507) 438,903,536
Money Market Funds 0.1%
Shares Value ($)
Blackrock Liquid MuniCash
Institutional 2.508%
(c)
504,766 504,816
Total Money Market Funds
(Cost $504,816) 504,816
Total Investments in Securities
(Cost $452,983,323) 439,408,352
Other Assets & Liabilities, Net 4,964,424
Net Assets 444,372,776
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to
$10,138,895, which represents 2.28% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at July 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT303_10_R01_(09/25)
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